DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2025
Revenue Recognition and Deferred Revenue [Abstract]
SCHEDULE OF DEFERRED REVENUE
	As of December 31,
	2024	2025
	RMB	RMB

Deferred merchandise revenue	7,256	8,850
Deferred marketplace revenue	1,175	2,184
Deferred other revenue	165	81
Total deferred revenue	8,596	11,115